                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21482

                                AIG Series Trust
               (Exact name of registrant as specified in charter)

   Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ        07311
            (Address of principal executive offices)             (Zip code)

                                Vincent M. Marra
                             Senior Vice President
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

Item 1. Reports to Stockholders

AIG Series Trust, Semiannual Report at April 30, 2006.

       2006 SEMIANNUAL REPORT

[LOGO]

     High Watermark Funds
     2010 High Watermark Fund
     2015 High Watermark Fund
     2020 High Watermark Fund

     Horizon Funds
     Long Horizon Fund
     Short Horizon Income Fund
                                    [GRAPHIC]



                                    [GRAPHIC]
AIG
SunAmerica
Mutual Funds

                        Table of Contents

                    MESSAGE FROM THE PRESIDENT.........  1
                    EXPENSE EXAMPLE....................  2
                    STATEMENT OF ASSETS AND LIABILITIES  4
                    STATEMENT OF OPERATIONS............  6
                    STATEMENT OF CHANGES IN NET ASSETS.  7
                    FINANCIAL HIGHLIGHTS...............  8
                    PORTFOLIO OF INVESTMENTS........... 11
                    NOTES TO FINANCIAL STATEMENTS...... 20
                    TRUSTEE AND OFFICER INFORMATION.... 31

        A Message from the President

Dear Shareholders,

We are pleased to present you with the semiannual report for the High Watermark Funds and the Horizon Funds for the period ending April 30, 2006.

The High Watermark Funds are a series of three target maturity funds: 2010 High Watermark Fund, 2015 High Watermark Fund and 2020 High Watermark Fund. Each High Watermark Fund is specifically designed to provide investors with risk-controlled exposure to the S&P 500 Index while providing downside protection. The High Watermark Funds' unique High Watermark feature is supported both by the proprietary methodology developed by the High Watermark Funds' subadviser, Trajectory Asset Management, and by a guarantee underwritten by Prudential Global Funding. Because the High Watermark Funds may invest in S&P 500 Index futures and options on such futures and U.S. guaranteed fixed income instruments, among other investments, understanding the broad movements of the S&P 500 Index and the U.S. government bond market, as well as each of the High Watermark Funds' asset allocation, are important to evaluating their performance.

The Horizon Funds are a new product offering in our family. The Short Horizon Income Fund and Long Horizon Fund are both subadvised by Trajectory Asset Management and utilize the same proprietary investment methodology that serves as the backbone of the High Watermark Funds. There are two important differences. First, the Horizon Funds do not have the guarantee feature (provided by Prudential Global Funding) that exists within the High Watermark Funds. Second, rather than having a specific protected maturity date, the funds are managed on a continuous 3-year and 15-year horizon, respectively. We believe that the Short Horizon Income Fund will provide investors in or near retirement with income and risk-controlled exposure to the equity markets. The Long Horizon Fund is designed for those investors who are 15 or more years from their savings goal and wish to have higher levels of risk-controlled exposure to the equity markets.

This six-month period was marked by a continuation of Federal Reserve tightening with the Federal Funds rate increasing by 1.00% to end the period at 4.75%. During the period, the yield on the 10-year U.S. Treasury Bond increased by 50 basis points, leading to a -2.75% return for the semiannual period. The negative return in the 10-year U.S. Treasury Bond was offset by strong performance in the equity market. The S&P 500 Index had a positive return for the six months and advanced 9.64% for the period.

We thank you for including AIG SunAmerica Mutual Funds in your investment plan. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President & Chief Executive Officer
AIG SunAmerica Asset Management Corp.

--------
 Shares of the High Watermark Funds held until maturity date (as defined in the prospectus) will be subject to the guaranteed payout. Redeeming or exchanging shares of the High Watermark Funds prior to the maturity date is at each High Watermark Fund's then-current net asset value, which may be less than your initial investment. Assumes you reinvest all dividends and do not redeem shares during the investment period (and that no extraordinary fund expenses occurred).

 If the Adviser fails to satisfy certain obligations under the master agreement (master agreement risk), or the Board of Trustees determines that it is in the best interests of shareholders to liquidate a High Watermark Fund (early fund termination risk), shareholders will receive upon redemption the then-current NAV, which may be lower than the high watermark value at maturity. The Protected High Watermark Value for a High Watermark Fund is the highest net asset value per share attained, adjusted for all dividend, distributions and extraordinary expenses.

The High Watermark Funds' guarantee is backed by a master agreement between AIG Series Trust on behalf of the High Watermark Funds, and Prudential Global Funding ("PGF"). PGF's obligations are guaranteed by its parent, Prudential Financial, Inc. ("Prudential Financial"). The master agreement is solely the obligation of PGF and Prudential Financial. The master agreement is an obligation that runs solely to the High Watermark Funds, not to the High Watermark Funds' shareholders. PGF's obligations under the master agreement are dependent on the financial condition of PGF and Prudential Financial. The guaranteed payout will be reduced by any redemptions of High Watermark Fund shares or distributions taken in cash, sales charges and extraordinary fund expenses. Distributions from the High Watermark Funds are taxable whether or not you reinvest them in additional shares of the High Watermark Funds. The guaranteed payout under the master agreement does not apply to shares redeemed during the investment period, and shareholders can lose money on shares redeemed early. Neither the High Watermark Funds nor AIG SunAmerica Asset Management Corp. is obligated to replace the master agreement provider or Prudential Financial should they be unable to make repayments necessary to support the guaranteed payout. The master agreement increases the High Watermark Funds' expenses and could lower fund performance. If the master agreement with PGF is terminated, the fee payable under a new agreement may be higher.

        AIG Series Trust
        EXPENSE EXAMPLE -- April 30, 2006 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the AIG Series Trust (the "Trust" or the "Funds"), you may incur two types of costs: (1) transaction costs, including applicable sales charges on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) on investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at November 1, 2005 and held until April 30, 2006.

Actual Expenses

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months ended April 30, 2006" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months ended April 30, 2006" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the six months ended April 30, 2006" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the six months ended April 30, 2006" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months ended April 30, 2006" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months ended April 30, 2006" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectuses and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months ended April 30, 2006" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or your qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        AIG Series Trust
        EXPENSE EXAMPLE -- April 30, 2006 -- (unaudited) (continued)

                                              Actual                                       Hypothetical
                         ------------------------------------------------ -----------------------------------------------
                                                                                         Ending Account
                                         Ending Account   Expenses Paid                   Value Using a   Expenses Paid
                           Beginning      Value Using       During the      Beginning    Hypothetical 5%    During the
                         Account Value  Actual Return at Six Months Ended Account Value  Assumed Return  Six Months Ended
                         at November 1,    April 30,        April 30,     at November 1,  at April 30,      April 30,
                              2005            2006            2006*            2005           2006            2006*
                         -------------- ---------------- ---------------- -------------- --------------- ----------------
2010 High Watermark Fund
  Class A#..............   $1,000.00       $1,041.51          $ 8.35        $1,000.00       $1,016.61         $ 8.25
  Class C#..............   $1,000.00       $1,038.52          $11.63        $1,000.00       $1,013.39         $11.48
  Class I#..............   $1,000.00       $1,044.53          $ 5.93        $1,000.00       $1,018.99         $ 5.86
2015 High Watermark Fund
  Class A#..............   $1,000.00       $1,053.06          $ 8.40        $1,000.00       $1,016.61         $ 8.25
  Class C#..............   $1,000.00       $1,050.07          $11.69        $1,000.00       $1,013.39         $11.48
  Class I#..............   $1,000.00       $1,056.11          $ 5.96        $1,000.00       $1,018.99         $ 5.86
2020 High Watermark Fund
  Class A#..............   $1,000.00       $1,043.71          $ 8.36        $1,000.00       $1,016.61         $ 8.25
  Class C#..............   $1,000.00       $1,040.66          $11.64        $1,000.00       $1,013.39         $11.48
  Class I#..............   $1,000.00       $1,045.77          $ 5.93        $1,000.00       $1,018.99         $ 5.86
Long Horizon Fund(1)
  Class A#..............   $1,000.00       $  994.00          $ 4.33        $1,000.00       $1,018.35         $ 6.51
  Class C#..............   $1,000.00       $  992.00          $ 6.49        $1,000.00       $1,015.12         $ 9.74
Short Horizon Income
 Fund(1)
  Class A#..............   $1,000.00       $1,013.00          $ 4.21        $1,000.00       $1,018.60         $ 6.26
  Class C#..............   $1,000.00       $1,011.00          $ 6.39        $1,000.00       $1,015.37         $ 9.49




                           Expense
                         Ratio as of
                          April 30,
                            2006*
                         -----------
2010 High Watermark Fund
  Class A#..............    1.65%
  Class C#..............    2.30%
  Class I#..............    1.17%
2015 High Watermark Fund
  Class A#..............    1.65%
  Class C#..............    2.30%
  Class I#..............    1.17%
2020 High Watermark Fund
  Class A#..............    1.65%
  Class C#..............    2.30%
  Class I#..............    1.17%
Long Horizon Fund(1)
  Class A#..............    1.30%
  Class C#..............    1.95%
Short Horizon Income
 Fund(1)
  Class A#..............    1.25%
  Class C#..............    1.90%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days, except for the Long Horizon and Short Horizon Income Funds' "Actual" information, which was multiplied by 122 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or your qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and, the "Actual/Hypothetical Expenses Paid During the Six Months ended April 30, 2006" and the "Expense Ratios" would have been higher.
(1)See Note 1.

        AIG Series Trust
        STATEMENT OF ASSETS AND LIABILITIES -- April 30, 2006 -- (unaudited)

                                                                                       2010 High     2015 High    2020 High
                                                                                       Watermark     Watermark    Watermark
                                                                                     ------------  ------------  -----------
ASSETS:
Long-term investment securities, at value* (unaffiliated)........................... $206,966,467  $ 75,043,100  $23,828,003
Short-term investment securities, at value* (unaffiliated)..........................   98,037,677    67,922,688   28,239,263
                                                                                     ------------  ------------  -----------
  Total investments.................................................................  305,004,144   142,965,788   52,067,266
                                                                                     ------------  ------------  -----------
Cash................................................................................       66,714        47,843       54,369
Receivable for:
  Shares of beneficial interest sold................................................      465,421       373,016      273,141
  Dividends and interest............................................................           --            --           --
Prepaid Expenses and other assets...................................................       14,008         5,189        1,864
Due from investment adviser for expense reimbursements/fee waivers..................      110,310        42,152       19,818
Variation margin on futures contracts...............................................      120,000        75,593       29,920
                                                                                     ------------  ------------  -----------
  Total assets......................................................................  305,780,597   143,509,581   52,446,378
                                                                                     ------------  ------------  -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed............................................      946,349        72,939        5,031
  Investment advisory and management fees...........................................      163,387        75,418       27,605
  Distribution and service maintenance fees.........................................      162,718        61,234       21,018
  Transfer agent fees and expenses..................................................       67,254        31,449       19,125
  Trustees' fees and expenses.......................................................        3,391           961          386
  Other accrued expenses............................................................      125,157        64,985       41,539
  Options written@..................................................................      283,688       107,450           --
                                                                                     ------------  ------------  -----------
  Total liabilities.................................................................    1,751,944       414,436      114,704
                                                                                     ------------  ------------  -----------
   Net assets....................................................................... $304,028,653  $143,095,145  $52,331,674
                                                                                     ============  ============  ===========
NET ASSETS REPRESENTED BY:
Paid-in capital.....................................................................  298,153,258   139,112,463   51,238,400
Accumulated undistributed net investment income (loss)..............................    2,254,788     1,197,246      458,855
Accumulated undistributed net realized gain (loss) on investments, futures contracts
 and options contracts..............................................................    8,717,113     5,586,051    1,889,924
Unrealized appreciation (depreciation) on investments...............................   (7,921,189)   (4,604,892)  (2,021,811)
Unrealized appreciation (depreciation) on futures contracts and options contracts...    2,824,683     1,804,277      766,306
                                                                                     ------------  ------------  -----------
Net assets.......................................................................... $304,028,653  $143,095,145  $52,331,674
                                                                                     ============  ============  ===========
*Cost
  Long-term investment securities (unaffiliated).................................... $214,878,458  $ 79,637,692  $25,845,237
                                                                                     ============  ============  ===========
  Short-term securities (unaffiliated).............................................. $ 98,046,875  $ 67,932,988  $28,243,840
                                                                                     ============  ============  ===========
@Premiums received on options written............................................... $    384,401  $    152,616  $        --
                                                                                     ============  ============  ===========

                                                                                        Long          Short
                                                                                      Horizon+   Horizon Income+
                                                                                     ----------  ---------------
ASSETS:
Long-term investment securities, at value* (unaffiliated)........................... $1,509,726    $1,967,795
Short-term investment securities, at value* (unaffiliated)..........................    579,643       192,605
                                                                                     ----------    ----------
  Total investments.................................................................  2,089,369     2,160,400
                                                                                     ----------    ----------
Cash................................................................................     14,243        11,709
Receivable for:
  Shares of beneficial interest sold................................................         --            --
  Dividends and interest............................................................      6,649         4,186
Prepaid Expenses and other assets...................................................         48            49
Due from investment adviser for expense reimbursements/fee waivers..................      8,293         8,289
Variation margin on futures contracts...............................................      1,240           480
                                                                                     ----------    ----------
  Total assets......................................................................  2,119,842     2,185,113
                                                                                     ----------    ----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed............................................         --            --
  Investment advisory and management fees...........................................      1,112         1,052
  Distribution and service maintenance fees.........................................        651           669
  Transfer agent fees and expenses..................................................      1,639         1,649
  Trustees' fees and expenses.......................................................         92            93
  Other accrued expenses............................................................     26,465        26,286
  Options written@..................................................................      1,425         2,138
                                                                                     ----------    ----------
  Total liabilities.................................................................     31,384        31,887
                                                                                     ----------    ----------
   Net assets....................................................................... $2,088,458    $2,153,226
                                                                                     ==========    ==========
NET ASSETS REPRESENTED BY:
Paid-in capital.....................................................................  2,100,460     2,126,338
Accumulated undistributed net investment income (loss)..............................     15,348        12,866
Accumulated undistributed net realized gain (loss) on investments, futures contracts
 and options contracts..............................................................     25,414        19,764
Unrealized appreciation (depreciation) on investments...............................    (85,866)      (14,797)
Unrealized appreciation (depreciation) on futures contracts and options contracts...     33,102         9,055
                                                                                     ----------    ----------
Net assets.......................................................................... $2,088,458    $2,153,226
                                                                                     ==========    ==========
*Cost
  Long-term investment securities (unaffiliated).................................... $1,595,556    $1,982,570
                                                                                     ==========    ==========
  Short-term securities (unaffiliated).............................................. $  579,679    $  192,627
                                                                                     ==========    ==========
@Premiums received on options written............................................... $    2,218    $    2,418
                                                                                     ==========    ==========

--------
+  See Note 1.

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF ASSETS AND LIABILITIES -- April 30, 2006 -- (unaudited) (continued)


                                                                                     2010 High    2015 High   2020 High
                                                                                     Watermark    Watermark   Watermark
                                                                                    ------------ ----------- -----------
Class A (unlimited shares authorized):
Net assets......................................................................... $135,305,566 $77,836,696 $30,368,783
Shares of beneficial interest issued and outstanding...............................   12,988,483   7,071,375   2,740,092
Net asset value and redemption price per share (excluding any applicable contingent
 deferred sales charge)............................................................ $      10.42 $     11.01 $     11.08
Maximum sales charge (5.75% of offering price).....................................         0.64        0.67        0.68
                                                                                    ------------ ----------- -----------
Maximum offering price to public................................................... $      11.06 $     11.68 $     11.76
                                                                                    ============ =========== ===========
Class C (unlimited shares authorized):
Net assets......................................................................... $142,042,825 $42,591,355 $13,019,883
Shares of beneficial interest issued and outstanding...............................   13,673,451   3,881,230   1,178,424
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................. $      10.39 $     10.97 $     11.05
                                                                                    ============ =========== ===========
Class I (unlimited shares authorized):
Net assets......................................................................... $ 26,680,262 $22,667,094 $ 8,943,008
Shares of beneficial interest issued and outstanding...............................    2,555,842   2,055,540     805,343
Net asset value, offering and redemption price per share........................... $      10.44 $     11.03 $     11.10
                                                                                    ============ =========== ===========

                                                                                       Long         Short
                                                                                     Horizon+  Horizon Income+
                                                                                    ---------- ---------------
Class A (unlimited shares authorized):
Net assets......................................................................... $1,989,247   $2,051,776
Shares of beneficial interest issued and outstanding...............................    200,144      202,607
Net asset value and redemption price per share (excluding any applicable contingent
 deferred sales charge)............................................................ $     9.94   $    10.13
Maximum sales charge (5.75% of offering price).....................................       0.61         0.62
                                                                                    ----------   ----------
Maximum offering price to public................................................... $    10.55   $    10.75
                                                                                    ==========   ==========
Class C (unlimited shares authorized):
Net assets......................................................................... $   99,211   $  101,450
Shares of beneficial interest issued and outstanding...............................     10,003       10,039
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................. $     9.92   $    10.11
                                                                                    ==========   ==========
Class I (unlimited shares authorized):
Net assets......................................................................... $       --   $       --
Shares of beneficial interest issued and outstanding...............................         --           --
Net asset value, offering and redemption price per share........................... $       --   $       --
                                                                                    ==========   ==========

--------
+  See Note 1.

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF OPERATIONS -- For the period ended April 30, 2006 -- (unaudited)

                                                                                    2010 High    2015 High    2020 High
                                                                                    Watermark    Watermark    Watermark
                                                                                   -----------  -----------  -----------
INCOME:
Interest (unaffiliated)........................................................... $ 6,336,010  $ 2,803,841  $ 1,036,672
                                                                                   -----------  -----------  -----------
Expenses:
  Investment advisory and management fees.........................................   1,007,984      415,458      151,016
  Distribution and service maintenance fees:
   Class A........................................................................     240,446      121,638       48,140
   Class C........................................................................     738,187      192,190       56,148
  Service fees Class I............................................................      31,392       24,859        9,661
  Transfer agent fees:
   Class A........................................................................     164,675       86,684       41,085
   Class C........................................................................     178,438       48,690       16,454
   Class I........................................................................      28,725       22,876       10,388
  Registration fees:
   Class A........................................................................      16,668       13,584        9,602
   Class C........................................................................      20,505        9,099        7,084
   Class I........................................................................       9,895        7,680        7,678
  Custodian and accounting fees...................................................      57,012       23,017       14,873
  Reports to shareholders.........................................................      63,110       14,900           --
  Audit and tax fees..............................................................      10,875       10,875       10,875
  Legal fees......................................................................      24,073        9,050        4,958
  Trustees' fees and expenses.....................................................       9,684        2,790          451
  Fees paid to Prudential Global Funding, Inc. (Note 1)...........................     542,761      223,708       81,316
  Other expenses..................................................................      13,030        6,305        3,766
                                                                                   -----------  -----------  -----------
   Total expenses before fee waivers, expense reimbursements and custody credits..   3,157,460    1,233,403      473,495
   Fees waived and expenses reimbursed by investment advisor (Note 3).............    (178,944)    (102,232)     (71,703)
   Custody credits earned on cash balances........................................        (198)        (427)        (447)
                                                                                   -----------  -----------  -----------
   Net expenses...................................................................   2,978,318    1,130,744      401,345
                                                                                   -----------  -----------  -----------
Net investment income (loss)......................................................   3,357,692    1,673,097      635,327
                                                                                   -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)............................    (772,672)      (4,083)      (7,414)
Net realized gain (loss) on futures contracts and options contracts...............   5,965,259    3,860,097    1,242,118
                                                                                   -----------  -----------  -----------
Net realized gain (loss) on investments...........................................   5,192,587    3,856,014    1,234,704
                                                                                   -----------  -----------  -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)....  (2,662,652)  (3,106,010)  (1,674,524)
Change in unrealized appreciation (depreciation) on futures contracts and options
 contracts........................................................................   6,308,768    3,509,408    1,421,716
                                                                                   -----------  -----------  -----------
Net unrealized gain (loss) on investments.........................................   3,646,116      403,398     (252,808)
                                                                                   -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments............................   8,838,703    4,259,412      981,896
                                                                                   -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................... $12,196,395  $ 5,932,509  $ 1,617,223
                                                                                   ===========  ===========  ===========

                                                                                     Long         Short
                                                                                   Horizon+  Horizon Income+
                                                                                   --------  ---------------
INCOME:
Interest (unaffiliated)........................................................... $ 24,491     $ 21,777
                                                                                   --------     --------
Expenses:
  Investment advisory and management fees.........................................    4,463        4,173
  Distribution and service maintenance fees:
   Class A........................................................................    2,287        2,317
   Class C........................................................................      333          335
  Service fees Class I............................................................       --           --
  Transfer agent fees:
   Class A........................................................................    2,413        2,432
   Class C........................................................................      561          562
   Class I........................................................................       --           --
  Registration fees:
   Class A........................................................................    2,440        2,440
   Class C........................................................................    2,440        2,440
   Class I........................................................................       --           --
  Custodian and accounting fees...................................................   10,196       10,239
  Reports to shareholders.........................................................    1,830        1,830
  Audit and tax fees..............................................................   12,128       12,128
  Legal fees......................................................................   31,229       31,229
  Trustees' fees and expenses.....................................................      241          241
  Fees paid to Prudential Global Funding, Inc. (Note 1)...........................       --           --
  Other expenses..................................................................    1,600        1,599
                                                                                   --------     --------
   Total expenses before fee waivers, expense reimbursements and custody credits..   72,161       71,965
   Fees waived and expenses reimbursed by investment advisor (Note 3).............  (62,948)     (62,941)
   Custody credits earned on cash balances........................................      (70)        (113)
                                                                                   --------     --------
   Net expenses...................................................................    9,143        8,911
                                                                                   --------     --------
Net investment income (loss)......................................................   15,348       12,866
                                                                                   --------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)............................    2,355        2,636
Net realized gain (loss) on futures contracts and options contracts...............   23,059       17,128
                                                                                   --------     --------
Net realized gain (loss) on investments...........................................   25,414       19,764
                                                                                   --------     --------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)....  (85,866)     (14,797)
Change in unrealized appreciation (depreciation) on futures contracts and options
 contracts........................................................................   33,102        9,055
                                                                                   --------     --------
Net unrealized gain (loss) on investments.........................................  (52,764)      (5,742)
                                                                                   --------     --------
Net realized and unrealized gain (loss) on investments............................  (27,350)      14,022
                                                                                   --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................... $(12,002)    $ 26,888
                                                                                   ========     ========

--------
+  Commencement of operations. See Note 1.

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF CHANGES IN NET ASSETS


                                        2010 High      2010 High       2015 High      2015 High       2020 High     2020 High
                                        Watermark      Watermark       Watermark      Watermark       Watermark     Watermark
                                      -----------------------------  -----------------------------  ----------------------------

                                       For the six      For the       For the six      For the       For the six     For the
                                       months ended   year ended      months ended   year ended      months ended  year ended
                                      April 30, 2006  October 31,    April 30, 2006  October 31,    April 30, 2006 October 31,
                                       (unaudited)       2005         (unaudited)       2005         (unaudited)      2005
                                      -------------- ------------    -------------- ------------    -------------- -----------
Operations:
  Net investment income (loss).......  $  3,357,692  $  3,579,604     $  1,673,097  $  1,205,916     $   635,327   $   423,074
  Net realized gain (loss) on
   investments.......................     5,192,587     5,395,916        3,856,014     2,754,115       1,234,704     1,033,773
  Net unrealized gain (loss) on
   investments.......................     3,646,116    (9,837,098)         403,398    (3,497,718)       (252,808)   (1,124,109)
                                       ------------  ------------     ------------  ------------     -----------   -----------
Net increase (decrease) in net assets
 resulting from operations...........    12,196,395      (861,578)       5,932,509       462,313       1,617,223       332,738
                                       ------------  ------------     ------------  ------------     -----------   -----------

Distributions to shareholders from:
  Net investment income (Class A)....    (2,280,194)     (282,349)        (953,101)      (67,062)       (372,629)      (19,823)
  Net investment income (Class C)....    (1,601,351)     (167,860)        (327,135)      (22,787)        (85,807)       (6,836)
  Net investment income (Class I)....      (500,701)           --         (341,946)           --        (125,568)           --
  Net realized gain on securities
   (Class A).........................      (667,043)     (436,544)        (483,638)     (149,237)       (200,378)      (37,610)
  Net realized gain on securities
   (Class C).........................      (732,021)     (443,973)        (274,939)      (77,967)        (78,175)      (18,595)
  Net realized gain on securities
   (Class I).........................      (117,948)           --         (136,947)           --         (52,898)           --
                                       ------------  ------------     ------------  ------------     -----------   -----------
Total distributions to shareholders..    (5,899,258)   (1,330,726)      (2,517,706)     (317,053)       (915,455)      (82,864)
                                       ------------  ------------     ------------  ------------     -----------   -----------
Net increase (decrease) in net assets
 resulting from capital share
 transactions (Note 6)...............    (5,059,069)  195,591,176       32,492,656    89,541,510      13,935,292    31,938,027
                                       ------------  ------------     ------------  ------------     -----------   -----------
Total increase (decrease) in net
 assets..............................     1,238,068   193,398,872       35,907,459    89,686,770      14,637,060    32,187,901
                                       ------------  ------------     ------------  ------------     -----------   -----------

NET ASSETS:
Beginning of period..................   302,790,585   109,391,713      107,187,686    17,500,916      37,694,614     5,506,713
                                       ------------  ------------     ------------  ------------     -----------   -----------
End of period+.......................  $304,028,653  $302,790,585     $143,095,145  $107,187,686     $52,331,674   $37,694,614
                                       ============  ============     ============  ============     ===========   ===========
--------
+ Includes accumulated undistributed
 net investment income (loss)........  $  2,254,788  $  3,279,342     $  1,197,246  $  1,146,331     $   458,855   $   407,532
                                       ============  ============     ============  ============     ===========   ===========

                                                           Short
                                       Long Horizon   Horizon Income
                                      --------------- ---------------

                                      For the period  For the period
                                       December 30,    December 30,
                                      2005(1) through 2005(1) through
                                      April 30, 2006  April 30, 2006
                                        (unaudited)     (unaudited)
                                      --------------- ---------------
Operations:
  Net investment income (loss).......   $   15,348      $   12,866
  Net realized gain (loss) on
   investments.......................       25,414          19,764
  Net unrealized gain (loss) on
   investments.......................      (52,764)         (5,742)
                                        ----------      ----------
Net increase (decrease) in net assets
 resulting from operations...........      (12,002)         26,888
                                        ----------      ----------

Distributions to shareholders from:
  Net investment income (Class A)....           --              --
  Net investment income (Class C)....           --              --
  Net investment income (Class I)....           --              --
  Net realized gain on securities
   (Class A).........................           --              --
  Net realized gain on securities
   (Class C).........................           --              --
  Net realized gain on securities
   (Class I).........................           --              --
                                        ----------      ----------
Total distributions to shareholders..           --              --
                                        ----------      ----------
Net increase (decrease) in net assets
 resulting from capital share
 transactions (Note 6)...............    2,100,460       2,126,338
                                        ----------      ----------
Total increase (decrease) in net
 assets..............................    2,088,458       2,153,226
                                        ----------      ----------

NET ASSETS:
Beginning of period..................           --              --
                                        ----------      ----------
End of period+.......................   $2,088,458      $2,153,226
                                        ==========      ==========
--------
+ Includes accumulated undistributed
 net investment income (loss)........   $   15,348      $   12,866
                                        ==========      ==========

(1)Commencement of operations.

See Notes to Financial Statements

        AIG Series Trust
        FINANCIAL HIGHLIGHTS

                                           Net gain
                                           (loss) on
                        Net               investment                                               Net               Net
                       Asset                 (both               Dividends  Distributions         Asset            Assets
                       Value      Net      realized   Total from  from net      from       Total  Value            end of
                     beginning investment     and     investment investment net realized  Distri- end of   Total   period
    Period Ended     of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------

                                                                        2010 HIGH WATERMARK FUND
                                                                        ------------------------
                                                                                 Class A
-
6/25/04@-10/31/04     $10.00     $0.04      $ 0.18      $ 0.22     $   --      $   --     $   --  $10.22    2.20%  $ 53,942
11/01/04-10/31/05      10.22      0.18       (0.08)       0.10      (0.04)      (0.06)     (0.10)  10.22    0.95    134,161
11/01/05-04/30/06(6)   10.22      0.13        0.29        0.42      (0.17)      (0.05)     (0.22)  10.42    4.15    135,306
                                                                                 Class C
-
6/25/04@-10/31/04     $10.00     $0.03      $ 0.19      $ 0.22     $   --      $   --     $   --  $10.22    2.20%  $ 55,449
11/01/04-10/31/05      10.22      0.12       (0.10)       0.02      (0.02)      (0.06)     (0.08)  10.16    0.20    145,975
11/01/05-04/30/06(6)   10.16      0.09        0.30        0.39      (0.11)      (0.05)     (0.16)  10.39    3.85    142,043
                                                                                 Class I
-
2/18/05#-10/31/05     $10.34     $0.18      $(0.27)     $(0.09)    $   --      $   --     $   --  $10.25   (0.87)% $ 22,655
11/01/05-04/30/06(6)   10.25      0.15        0.30        0.45      (0.21)      (0.05)     (0.26)  10.44    4.45     26,680

                                                                        2015 HIGH WATERMARK FUND
                                                                        ------------------------
                                                                                 Class A
-
6/25/04@-10/31/04     $10.00     $0.05      $ 0.28      $ 0.33     $   --      $   --     $   --  $10.33    3.30%  $ 12,262
11/01/04-10/31/05      10.33      0.22        0.27        0.49      (0.04)      (0.09)     (0.13)  10.69    4.74     58,350
11/01/05-04/30/06(6)   10.69      0.15        0.42        0.57      (0.17)      (0.08)     (0.25)  11.01    5.31     77,837
                                                                                 Class C
-
6/25/04@-10/31/04     $10.00     $0.04      $ 0.29      $ 0.33     $   --      $   --     $   --  $10.33    3.30%  $  5,239
11/01/04-10/31/05      10.33      0.15        0.26        0.41      (0.03)      (0.09)     (0.12)  10.62    3.92     32,569
11/01/05-04/30/06(6)   10.62      0.11        0.42        0.53      (0.10)      (0.08)     (0.18)  10.97    5.01     42,591
                                                                                 Class I
-
2/18/05#-10/31/05     $10.75     $0.20      $(0.23)     $(0.03)    $   --      $   --     $   --  $10.72   (0.28)% $ 16,269
11/01/05-04/30/06(6)   10.72      0.17        0.43        0.60      (0.21)      (0.08)     (0.29)  11.03    5.61     22,667

                                                                        2020 HIGH WATERMARK FUND
                                                                        ------------------------
                                                                                 Class A
-
6/25/04@-10/31/04     $10.00     $0.05      $ 0.24      $ 0.29     $   --      $   --     $   --  $10.29    2.90%  $  4,152
11/01/04-10/31/05      10.29      0.21        0.45        0.66      (0.03)      (0.07)     (0.10)  10.85    6.42     22,847
11/01/05-04/30/06(6)   10.85      0.15        0.33        0.48      (0.16)      (0.09)     (0.25)  11.08    4.37     30,369
                                                                                 Class C
-
6/25/04@-10/31/04     $10.00     $0.03      $ 0.26      $ 0.29     $   --      $   --     $   --  $10.29    2.90%  $  1,355
11/01/04-10/31/05      10.29      0.15        0.44        0.59      (0.02)      (0.07)     (0.09)  10.79    5.73      9,008
11/01/05-04/30/06(6)   10.79      0.12        0.32        0.44      (0.09)      (0.09)     (0.18)  11.05    4.07     13,020
                                                                                 Class I
-
2/18/05#-10/31/05     $10.88     $0.20      $(0.19)     $ 0.01     $   --      $   --     $   --  $10.89    0.09%  $  5,841
11/01/05-04/30/06(6)   10.89      0.18        0.32        0.50      (0.20)      (0.09)     (0.29)  11.10    4.58      8,943

                      Ratio
                      of net
   Ratio of         investment
   expense          income to
  to average         average        Portfolio
  net assets        net assets      Turnover
----------        ----------        ---------





   1.65%(3)(4)       1.13%(3)(4)        0%
   1.65(4)           1.84(4)           73
   1.65(3)(4)        2.44(3)(4)         9


   2.30%(3)(4)       0.49%(3)(4)        0%
   2.30(4)           1.20(4)           73
   2.30(3)(4)        1.78(3)(4)         9


   1.15%(3)(4)       2.52%(3)(4)       73%
   1.17(3)(4)        2.92(3)(4)         9





   1.65%(3)(4)       1.29%(3)(4)        0%
   1.65(4)           2.12(4)            1
   1.65(3)(4)        2.74(3)(4)         0


   2.30%(3)(4)       0.65%(3)(4)        0%
   2.30(4)           1.47(4)            1
   2.30(3)(4)        2.09(3)(4)         0


   1.15%(3)(4)       2.73%(3)(4)        1%
   1.17(3)(4)        3.22(3)(4)         0





   1.65%(3)(4)(5)    1.23%(3)(4)(5)     0%
   1.65(4)           2.07(4)            0
   1.65(3)(4)        2.81(3)(4)         0


   2.30%(3)(4)(5)    0.59%(3)(4)(5)     0%
   2.30(4)           1.41(4)            0
   2.30(3)(4)        2.17(3)(4)         0


   1.15%(3)(4)       2.73%(3)(4)        0%
   1.17(3)(4)        3.29(3)(4)         0

--------
@  Commencement of operations.
#  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)Net of following expense reimbursements and custody credits, if applicable (based on average net assets):

                                            10/31/04(3) 10/31/05 04/30/06(3)
                                            ----------- -------- -----------
   2010 High Watermark Fund Class A........      2.25%    0.03%     0.08%
   2010 High Watermark Fund Class C........      2.32     0.02      0.08
   2010 High Watermark Fund Class I........        --     0.45      0.50
   2015 High Watermark Fund Class A........     10.24     0.13      0.09
   2015 High Watermark Fund Class C........     22.14     0.14      0.11
   2015 High Watermark Fund Class I........        --     0.52      0.49
   2020 High Watermark Fund Class A........     25.34     0.43      0.22
   2020 High Watermark Fund Class C........     79.03     0.50      0.27
   2020 High Watermark Fund Class I........        --     0.87      0.69

(5)Net of custody credits of 0.01%.
(6)Unaudited

        AIG Series Trust
        FINANCIAL HIGHLIGHTS -- (continued)

                                            Net gain
                                            (loss) on
                         Net               investment                                               Net               Net
                        Asset                 (both               Dividends  Distributions         Asset            Assets
                        Value      Net      realized   Total from  from net      from       Total  Value            end of
                      beginning investment     and     investment investment net realized  Distri- end of   Total   period
    Period Ended      of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's)
--------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------

                                                                            LONG HORIZON FUND
                                                                            -----------------
                                                                                 Class A
-
12/30/05@-04/30/06(7)  $10.00     $0.10      $(0.16)     $(0.06)     $--          $--        $--   $ 9.94   (0.60)% $1,989
                                                                                 Class C
-
12/30/05@-04/30/06(7)  $10.00     $0.06      $(0.14)     $(0.08)     $--          $--        $--   $ 9.92   (0.80)% $   99

                                                                        SHORT HORIZON INCOME FUND
                                                                        -------------------------
                                                                                 Class A
-
12/30/05@-04/30/06(7)  $10.00     $0.08      $ 0.05      $ 0.13      $--          $--        $--   $10.13    1.30%  $2,052
                                                                                 Class C
-
12/30/05@-04/30/06(7)  $10.00     $0.05      $ 0.06      $ 0.11      $--          $--        $--   $10.11    1.10%  $  101

                      Ratio
                      of net
   Ratio of         investment
   expense          income to
  to average         average        Portfolio
  net assets        net assets      Turnover
----------        ----------        ---------





   1.30%(3)(4)(5)    2.27%(3)(4)(5)    33%


   1.95%(3)(4)(5)    1.56%(3)(4)(5)    33





   1.25%(3)(4)(6)    1.88%(3)(4)(6)    37%


   1.90%(3)(4)(5)    1.17%(3)(4)(5)    37

--------
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)Net of following expense reimbursements and custody credits, if applicable (based on average net assets):

                                                       04/30/06(3)
                                                       -----------
              Long Horizon Fund Class A...............      6.73%
              Long Horizon Fund Class C...............     56.95
              Short Horizon Income Fund Class A.......      6.64
              Short Horizon Income Fund Class C.......     56.62

(5)Net of custody credits of 0.01%
(6)Net of custody credits of 0.02%.
(7)Unaudited

See Notes to Financial Statements

        AIG Series Trust -- 2010 High Watermark Fund
        PORTFOLIO PROFILE -- April 30, 2006 -- (unaudited)

Industry Allocation*

                           U.S. Treasury Bonds  68.1%
                           U.S. Treasury Bills  32.2
                                               -----
                                               100.3%
                                               =====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2010 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2006 -- (unaudited)

                                               Principal
                                                Amount/
                                                 Shares        Value
               Security Description          Subject To Put   (Note 2)
       -----------------------------------------------------------------
       U.S. GOVERNMENT OBLIGATIONS -- 68.1%
       U.S. Treasury Bonds -- 68.1%
         United States Treasury Bond Strip
          zero coupon due 08/15/10..........  $243,320,000  $197,535,448
         United States Treasury Bond Strip
          zero coupon due 08/15/10..........    11,500,000     9,367,406
                                                            ------------
       Total U.S. Government Obligations
          (cost $214,793,171)...............                 206,902,854
                                                            ------------
       PUT OPTIONS PURCHASED -- 0.0%+
       Index/Expiration Date/Exercise Price
         S&P 500 Index/May 2006/$1,190......        94,750        61,588
         S&P 500 Index/May 2006/$1,160......         4,500         2,025
                                                            ------------
       Total Put Options Purchased
          (cost $85,287)....................                      63,613
                                                            ------------
       Total Long-Term Investment Securities
          (cost $214,878,458)...............                 206,966,467
                                                            ------------
       SHORT-TERM INVESTMENT SECURITIES -- 32.2%
       U.S. Treasury Bills -- 32.2%
         United States Treasury Bills
          3.89% due 05/18/06(1).............       800,000       798,444
         United States Treasury Bills
          4.06% due 06/08/06(1).............     1,500,000     1,493,399
         United States Treasury Bills
          4.07% due 05/11/06................       900,000       898,983
         United States Treasury Bills
          4.09% due 05/11/06................       800,000       799,090
         United States Treasury Bills
          4.09% due 05/18/06(1).............     1,200,000     1,197,670
         United States Treasury Bills
          4.10% due 05/18/06(1).............     5,100,000     5,090,120
         United States Treasury Bills
          4.11% due 05/11/06................       800,000       799,086
         United States Treasury Bills
          4.11% due 05/18/06(1).............     1,500,000     1,497,090
         United States Treasury Bills
          4.12% due 05/11/06................     9,700,000     9,688,894
         United States Treasury Bills
          4.15% due 06/22/06(1).............        90,000        89,460

                                               Principal      Value
                Security Description            Amount       (Note 2)
       -----------------------------------------------------------------
       U.S. Treasury Bills (continued)
         United States Treasury Bills
          4.17% due 06/22/06(1).............. $ 8,800,000  $  8,745,942
         United States Treasury Bills
          4.37% due 07/13/06(1)..............   5,180,000     5,132,085
         United States Treasury Bills
          4.46% due 08/10/06(1)..............  20,580,000    20,311,946
         United States Treasury Bills
          4.56% due 09/07/06(1)..............  17,300,000    17,011,713
         United States Treasury Bills
          4.68% due 10/12/06(1)..............  23,810,000    23,303,752
         United States Treasury Bills
          5.62% due 08/10/06(1)..............   1,200,000     1,180,003
                                                           ------------
       Total Short-Term Investment Securities
          (cost $98,046,875).................                98,037,677
                                                           ------------
       TOTAL INVESTMENTS --
          (cost $312,925,333)(2).............       100.3%  305,004,144
       Liabilities in excess of other assets.        (0.3)     (975,491)
                                              -----------  ------------
       NET ASSETS --                                100.0% $304,028,653
                                              ===========  ============

--------
+  Non-income producing securities
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

                                                 Shares
                                                 Subject    Value
                    Security Description         To Call   (Note 2)
            --------------------------------------------------------
            CALL OPTIONS WRITTEN -- (0.1%)+
            Index/Expiration Date/Exercise Price
              S&P 500 Index/May 2006/$1,330..... (12,500) $ (71,250)
              S&P 500 Index/May 2006/$1,340..... (65,000)  (185,250)
              S&P 500 Index/May 2006/$1,350..... (21,750)   (27,188)
                                                          ---------
            Total Call Options Written
               (premiums received $384,401).....          $(283,688)
                                                          =========

Open Futures Contracts
----------------------------------------------------------------------------------------
                                                              Value at      Unrealized
Number of                                         Value at    April 30,    Appreciation
Contracts      Description      Expiration Date  Trade Date     2006      (Depreciation)
--------- --------------------- --------------- ------------ ------------ --------------
600 Long  S&P 500 Futures Index    June 2006    $194,661,030 $197,385,000   $2,723,970
                                                                            ==========

See Notes to Financial Statements

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO PROFILE -- April 30, 2006 -- (unaudited)

Industry Allocation*

                           U.S. Treasury Bonds 52.4%
                           U.S. Treasury Bills 47.5
                                               ----
                                               99.9%
                                               ====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2006 -- (unaudited)

                                                Principal
                                                 Amount/
                                                  Shares       Value
                Security Description          Subject To Put  (Note 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT OBLIGATIONS -- 52.4%
        U.S. Treasury Bonds -- 52.4%
          United States Treasury Bond Strip
           zero coupon due 08/15/15
           (cost $79,603,108)................  $120,415,000  $75,017,100
                                                             -----------
        PUT OPTIONS PURCHASED -- 0.0%+
        Index/Expiration Date/Exercise Price
          S&P 500 Index/May 2006/$1,190
           (cost $34,584)....................        40,000       26,000
                                                             -----------
        Total Long-Term Investment Securities
           (cost $79,637,692)................                 75,043,100
                                                             -----------
        SHORT-TERM INVESTMENT SECURITIES -- 47.5%
        U.S. Treasury Bills -- 47.5%
          United States Treasury Bills
           3.88% due 05/18/06(1).............     1,300,000    1,297,485
          United States Treasury Bills
           4.05% due 06/08/06(1).............     1,510,000    1,503,379
          United States Treasury Bills
           4.07% due 05/11/06(1).............       200,000      199,774
          United States Treasury Bills
           4.09% due 05/11/06(1).............       400,000      399,545
          United States Treasury Bills
           4.10% due 05/11/06(1).............     6,100,000    6,092,759
          United States Treasury Bills
           4.11% due 05/11/06(1).............       600,000      599,314
          United States Treasury Bills
           4.11% due 05/18/06(1).............     2,200,000    2,195,730
          United States Treasury Bills
           4.12% due 05/11/06(1).............     1,100,000    1,098,740
          United States Treasury Bills
           4.12% due 05/18/06(1).............       500,000      499,028
          United States Treasury Bills
           4.14% due 05/11/06(1).............       850,000      849,023
          United States Treasury Bills
           4.15% due 06/22/06(1).............     6,170,000    6,132,391


                                                Principal      Value
                 Security Description            Amount       (Note 2)
        ----------------------------------------------------------------
        U.S. Treasury Bills (continued)
          United States Treasury Bills
           4.33% due 07/13/06(1).............. $ 9,400,000  $  9,313,050
          United States Treasury Bills
           4.46% due 08/10/06(1)..............  15,050,000    14,853,974
          United States Treasury Bills
           4.57% due 09/07/06(1)..............  12,450,000    12,242,533
          United States Treasury Bills
           4.67% due 09/07/06(1)..............     140,000       137,667
          United States Treasury Bills
           4.68% due 10/12/06(1)..............   9,330,000     9,131,626
          United States Treasury Bills
           5.58% due 08/10/06(1)..............   1,400,000     1,376,670
                                                            ------------
        Total Short-Term Investment Securities
           (cost $67,932,988).................                67,922,688
                                                            ------------
        TOTAL INVESTMENTS --
           (cost $147,570,680)(2).............        99.9%  142,965,788
        Other assets less liabilities.........         0.1       129,357
                                               -----------  ------------
        NET ASSETS --                                100.0% $143,095,145
                                               ===========  ============

--------
+  Non-income producing securities
(1)The security or a portion thereof was pledged to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

                                                 Shares
                                                 Subject    Value
                    Security Description         to Call   (Note 2)
            --------------------------------------------------------
            CALL OPTIONS WRITTEN -- (0.1%)+
            Index/Expiration Date/Exercise Price
              S&P 500 Index/May 2006/$1,330.....  (5,000) $ (28,500)
              S&P 500 Index/May 2006/$1,340..... (22,000)   (62,700)
              S&P 500 Index/May 2006/$1,350..... (13,000)   (16,250)
                                                          ---------
            Total Call Options Written
               (premiums received $152,616).....          $(107,450)
                                                          =========

Open Futures Contracts
-----------------------------------------------------------------------------------
                                                         Value at      Unrealized
Number of                       Expiration   Value at    April 30,    Appreciation
Contracts      Description         Date     Trade Date     2006      (Depreciation)
--------- --------------------- ---------- ------------ ------------ --------------
387 Long  S&P 500 Futures Index June 2006  $125,554,214 $127,313,325   $1,759,111
                                                                       ==========

See Notes to Financial Statements

        AIG Series Trust -- 2020 High Watermark Fund
        PORTFOLIO PROFILE -- April 30, 2006 -- (unaudited)

Industry Allocation*

                           U.S. Treasury Bills 54.0%
                           U.S. Treasury Bonds 45.5
                                               ----
                                               99.5%
                                               ====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2020 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2006 -- (unaudited)

                                                Principal    Value
                 Security Description            Amount     (Note 2)
          -----------------------------------------------------------
          U.S. GOVERNMENT OBLIGATIONS -- 45.5%
          U.S. Treasury Bonds -- 45.5%
            United States Treasury Bond Strip
             zero coupon due 08/15/20......... $10,980,000 $ 5,142,253
            United States Treasury Bond Strip
             zero coupon due 08/15/20.........  40,010,000  18,685,750
                                                           -----------
          Total Long-Term Investment Securities
             (cost $25,845,237)...............              23,828,003
                                                           -----------
          SHORT-TERM INVESTMENT SECURITIES -- 54.0%
          U.S. Treasury Bills -- 54.0%
            United States Treasury Bills
             3.87% due 05/18/06(1)............     600,000     598,839
            United States Treasury Bills
             4.04% due 06/08/06(1)............   1,200,000   1,194,756
            United States Treasury Bills
             4.07% due 05/11/06(1)............     300,000     299,660
            United States Treasury Bills
             4.09% due 05/11/06(1)............     300,000     299,659
            United States Treasury Bills
             4.10% due 05/18/06(1)............   2,800,000   2,794,576
            United States Treasury Bills
             4.11% due 05/18/06(1)............     800,000     798,448
            United States Treasury Bills
             4.12% due 05/11/06(1)............   1,000,000     998,855
            United States Treasury Bills
             4.12% due 05/18/06(1)............     300,000     299,417
            United States Treasury Bills
             4.13% due 05/11/06(1)............     100,000      99,886
            United States Treasury Bills
             4.14% due 05/11/06(1)............     500,000     499,425

                                             Principal    Value
                 Security Description         Amount     (Note 2)
            ------------------------------------------------------
            U.S. Treasury Bills (continued)
              United States Treasury Bills
               4.15% due 06/22/06(1)....... $  100,000  $    99,400
              United States Treasury Bills
               4.16% due 06/22/06(1).......  1,000,000      993,878
              United States Treasury Bills
               4.35% due 07/13/06(1).......  4,000,000    3,963,000
              United States Treasury Bills
               4.45% due 08/10/06(1).......  6,530,000    6,444,947
              United States Treasury Bills
               4.58% due 09/07/06(1).......  4,920,000    4,838,013
              United States Treasury Bills
               4.66% due 09/07/06(1).......    100,000       98,334
              United States Treasury Bills
               4.68% due 10/12/06(1).......  3,300,000    3,229,835
              United States Treasury Bills
               5.55% due 08/10/06(1).......    700,000      688,335
                                                        -----------
            Total Short-Term Investment Securities
               (cost $28,243,840)..........              28,239,263
                                                        -----------
            TOTAL INVESTMENTS --
               (cost $54,089,077)(2).......       99.5%  52,067,266
            Other assets less liabilities..        0.5      264,408
                                            ----------  -----------
            NET ASSETS --                        100.0% $52,331,674
                                            ==========  ===========

--------
(1)The security or a portion thereof was pledged to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
---------------------------------------------------------------------------------------------
                                                                    Value at     Unrealized
Number of                                               Value at    April 30,   Appreciation
Contracts         Description          Expiration Date Trade Date     2006     (Depreciation)
--------- ---------------------------- --------------- ----------- ----------- --------------
148 Long  S&P 500 Futures Index           June 2006    $47,926,112 $48,688,300    $762,188
8 Long    S&P 500 E-Mini Futures Index    June 2006        522,242     526,360       4,118
                                                                                  --------
                                                                                  $766,306
                                                                                  ========

See Notes to Financial Statements

        AIG Series Trust -- Long Horizon Fund
        PORTFOLIO PROFILE -- April 30, 2006 -- (unaudited)

Industry Allocation*

                           U.S. Treasury Bonds  72.3%
                           U.S. Treasury Bills  27.8
                                               -----
                                               100.1%
                                               =====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- Long Horizon Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2006 -- (unaudited)

                                                 Principal    Value
                  Security Description            Amount     (Note 2)
         --------------------------------------------------------------
         U.S. GOVERNMENT OBLIGATIONS -- 72.3%
         U.S. Treasury Bonds -- 72.3%
           United States Treasury Bond
            2.00% due 01/15/16 TIPS............ $  500,525  $  483,887
           United States Treasury Bond
            3.38% due 01/15/07 TIPS............    376,215     380,653
           United States Treasury Bond Strip
            zero coupon due 11/15/20...........  1,400,000     645,186
                                                            ----------
         Total Long-Term Investment Securities
            (cost $1,595,556)..................              1,509,726
                                                            ----------
         SHORT-TERM INVESTMENT SECURITIES -- 27.8%
         U.S. Treasury Bills -- 27.8%
           United States Treasury Bills
            4.11% due 06/22/06(1)..............    375,000     372,728
           United States Treasury Bills
            4.41% due 07/13/06.................     45,000      44,584
           United States Treasury Bills
            4.49% due 08/10/06.................     60,000      59,219
           United States Treasury Bills
            4.58% due 09/07/06.................     65,000      63,917
           United States Treasury Bills
            4.68% due 10/12/06.................     30,000      29,362
           United States Treasury Bills
            5.62% due 08/10/06.................     10,000       9,833
                                                            ----------
         Total Short-Term Investment Securities
            (cost $579,679)....................                579,643
                                                            ----------
         TOTAL INVESTMENTS --
            (cost $2,175,235)@.................      100.1%  2,089,369
         Liabilities in excess of other assets.       (0.1)       (911)
                                                ----------  ----------
         NET ASSETS --                               100.0% $2,088,458
                                                ==========  ==========

--------
+  Non-Income producing securities
@  See Note 5 for cost of investments on a tax basis.
TIPS --Treasury Inflation Protected Security
(1)The security or a portion thereof was pledged to cover margin requirements for open futures contracts.

                                                     Shares
                                                     Subject  Value
                    Security Description             To Call (Note 2)
          ----------------------------------------------------------
          CALL OPTIONS WRITTEN -- (0.1%)+
          Index/Expiration Date/Exercise Price
            S&P 500 Index/May 2006/$1,340 (premiums
             received $2,218).......................  (500)  $(1,425)
                                                             -------

Open Futures Contracts
-------------------------------------------------------------------------------------------
                                                                  Value at     Unrealized
Number of                                               Value at  April 30,   Appreciation
Contracts         Description          Expiration Date Trade Date   2006     (Depreciation)
--------- ---------------------------- --------------- ---------- ---------- --------------
 1 Long   S&P 500 E-Mini Futures Index    June 2006    $   64,801 $   65,795    $   994
 6 Long   S&P 500 Futures Index           June 2006     1,942,535  1,973,850     31,315
                                                                                -------
                                                                                $32,309
                                                                                =======

See Notes to Financial Statements

        AIG Series Trust -- Short Horizon Income Fund
        PORTFOLIO PROFILE -- April 30, 2006 -- (unaudited)

Industry Allocation*

                           U.S. Treasury Bonds  91.4%
                           U.S. Treasury Bills   8.9
                                               -----
                                               100.3%
                                               =====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- Short Horizon Income Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2006 -- (unaudited)

                                                Principal
                                                 Amount/
                                                  Shares       Value
                Security Description          Subject To Put  (Note 2)
        ---------------------------------------------------------------
        U.S. GOVERNMENT OBLIGATIONS -- 91.4%
        U.S. Treasury Bonds -- 91.4%
          United States Treasury Bond
           0.88% due 04/15/10 TIPS...........   $  576,829   $  548,574
          United States Treasury Bond
           3.38% due 01/15/07 TIPS...........      401,296      406,030
          United States Treasury Bond Strip
           zero coupon due 11/15/08..........    1,145,000    1,013,079
                                                             ----------
        Total U.S. Government Obligations
           (cost $1,982,379).................                 1,967,683
                                                             ----------
        PUT OPTIONS PURCHASED -- 0.0%
        Index/Expiration Date/Exercise Price
          S&P 500 Index/May 2006/$1,160
           (cost $191).......................          250          112
                                                             ----------
        Total Long-Term Investment Securities
           (cost $1,982,570).................                 1,967,795
                                                             ----------
        SHORT-TERM INVESTMENT SECURITIES -- 8.9%
        U.S. Treasury Bills -- 8.9%
          United States Treasury Bills
           4.12% due 06/22/06(1).............   $   30,000       29,818
          United States Treasury Bills
           4.36% due 07/13/06(1).............       75,000       74,306
          United States Treasury Bills
           4.52% due 08/10/06................       20,000       19,739
          United States Treasury Bills
           4.62% due 09/07/06(1).............       50,000       49,167

                                                 Principal   Value
                   Security Description           Amount    (Note 2)
          ------------------------------------------------------------
          U.S. Treasury Bills (continued)
            United States Treasury Bills
             4.68% due 10/12/06.................  $20,000  $   19,575
                                                           ----------
          Total Short-Term Investment Securities
             (cost $192,627)....................              192,605
                                                           ----------
          TOTAL INVESTMENTS --
             (cost $2,175,197)@.................    100.3%  2,160,400
          Liabilities in excess of other assets.     (0.3)     (7,174)
                                                  -------  ----------
          NET ASSETS --                             100.0% $2,153,226
                                                  =======  ==========

--------
+  Non-Income producing securities
@  See Note 5 for cost of investments on a tax basis.
TIPS-- Treasury Inflation Protected Security
(1)The security or a portion thereof was pledged to cover margin requirements for open futures contracts.

                                                  Shares
                                                  Subject  Value
                     Security Description         To Call (Note 2)
             -----------------------------------------------------
             CALL OPTIONS WRITTEN -- (0.1%)+
             Index/Expiration Date/Exercise Price
               S&P 500 Index/May 2006/$1,330.....  (250)  $(1,425)
               S&P 500 Index/May 2006/$1,340.....  (250)     (713)
                                                          -------
             Total Call Options Written
                (premiums received $2,418).......         $(2,138)
                                                          =======

Open Futures Contracts
------------------------------------------------------------------------------------------
                                                                  Value at    Unrealized
Number of                                               Value at  April 30,  Appreciation
Contracts         Description          Expiration Date Trade Date   2006    (Depreciation)
--------- ---------------------------- --------------- ---------- --------- --------------
 2 Long   S&P 500 E-Mini Futures Index    June 2006     $130,754  $131,590      $  836
 2 Long   S&P 500 Futures Index           June 2006      650,011   657,950       7,939
                                                                                ------
                                                                                $8,775
                                                                                ======

See Notes to Financial Statements

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2006 -- (unaudited)

Note 1. Organization

   AIG Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as a diversified open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of six different investment funds (each, a "Fund" and collectively, the "Funds"), five of which were offered to shareholders as of April 30, 2006. Each Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or SAAMCo"), an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"). An Investor may invest in one or more of the following Funds: 2010 High Watermark Fund, 2015 High Watermark Fund and 2020 High Watermark Fund (each a "High Watermark Fund" and collectively the "High Watermark Funds"); the Long Horizon Fund and the Short Horizon Income Fund. The High Watermark Funds have the same investment goals and investment strategy, but have a different protected maturity date ("Protected Maturity Date"). The Protected Maturity Date for each of the Funds is: 2010 High Watermark Fund -- August 31, 2010; 2015 High Watermark Fund -- August 31, 2015; 2020 High Watermark Fund -- August 31, 2020. The Funds are considered to be separate entities for financial and tax reporting purposes.

   Effective December 30, 2005, the Long Horizon Fund and the Short Horizon Income Fund were added to the Trust.

   Each High Watermark Fund seeks capital appreciation to the extent consistent with the preservation of capital investment gains in order to have a net asset value ("NAV") on its Protected Maturity Date at least equal to the protected high watermark value ("Protected High Watermark Value"). The Protected High Watermark Value for a High Watermark Fund is the highest NAV per share attained, (i) reduced by an amount that is proportionate to the sum of all dividends and distributions paid by the Fund subsequent to the time that the highest NAV was achieved, (ii) reduced by extraordinary expenses, if any, and (iii) increased by appreciation in share value to the extent such appreciation exceeds this adjusted share value subsequent to the last paid dividend or distribution. Each High Watermark Fund seeks high total return as a secondary objective. Each High Watermark Fund undertakes that on the Protected Maturity Date each shareholder in the High Watermark Fund will be entitled to redeem his or her outstanding shares for an amount no less than the Protected High Watermark Value (the "Payment Undertaking"). The Payment Undertaking is backed by a master agreement between the Trust, on behalf of the High Watermark Fund, and Prudential Global Funding, Inc. ("PGF"), under which PGF will pay to each High Watermark Fund any shortfall between its Protected High Watermark Value and the actual NAV per share on the High Watermark Fund's Protected Maturity Date, provided certain conditions are met. Please refer to the Fund prospectus for details on these conditions.

   The Long Horizon Fund and the Short Horizon Income Fund utilize an Asset Allocation Strategy which is designed to achieve the highest total returns subject to specific risk management goals. The Long Horizon Fund seeks to meet or exceed the total return of the S&P 500 Index over the long term with lower risk than the S&P 500 Index. The Short Horizon Income Fund seeks to deliver high current income at a level comparable to a short or mid-maturity bond fund together with moderate capital appreciation.

   Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares of the 2015 and 2020 High Watermark Funds will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I shares are offered at net asset value per share. The class is offered exclusively to participants in certain employee retirement plans and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A and Class C make distribution and account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") except that Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2006 -- (unaudited)
        (continued)


   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Repurchase Agreements: For repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2006 -- (unaudited)
        (continued)


   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income and capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) and capital gains to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant ("the futures broker"). The Funds' activities in futures contracts are conducted through regulated exchanges which minimizes counterparty credit risks. A Fund's participation in the futures market involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities.

   Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option.

   When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2006 -- (unaudited)
        (continued)


   Transactions in call and put options written during the period ended April 30, 2006 are summarized as follows:

                                                    2010 High Watermark Fund
                                                    -----------------------
                                                    Number of     Premiums
                                                    Contracts     Received
                                                    ---------   -----------
Options outstanding at October 31, 2005............    (329)    $  (229,371)
Options written....................................  (2,788)     (3,173,297)
Options terminated in closing purchase transactions   2,159       2,236,598
Options expired....................................     561         781,669
Options exercised..................................      --              --
                                                     ------     -----------
Options outstanding at April 30, 2006..............    (397)    $  (384,401)
                                                     ======     ===========

                                                    2015 High Watermark Fund
                                                    -----------------------
                                                    Number of     Premiums
                                                    Contracts     Received
                                                    ---------   -----------
Options outstanding at October 31, 2005............    (137)    $   (90,953)
Options written....................................   (1062)     (1,245,151)
Options terminated in closing purchase transactions     808         867,686
Options expired....................................     231         315,802
Options exercised..................................      --              --
                                                     ------     -----------
Options outstanding at April 30, 2006..............    (160)    $  (152,616)
                                                     ======     ===========

                                                      Long Horizon Fund
                                                    -----------------------
                                                    Number of     Premiums
                                                    Contracts     Received
                                                    ---------   -----------
Options outstanding at October 31, 2005............       0     $         0
Options written....................................     (18)        (24,798)
Options terminated in closing purchase transactions       8          10,228
Options expired....................................       8          12,352
Options exercised..................................      --              --
                                                     ------     -----------
Options outstanding at April 30, 2006..............      (2)    $    (2,218)
                                                     ======     ===========

                                                    Short Horizon Income Fund
                                                    -----------------------
                                                    Number of     Premiums
                                                    Contracts     Received
                                                    ---------   -----------
Options outstanding at October 31, 2005............       0     $         0
Options written....................................     (13)        (18,680)
Options terminated in closing purchase transactions       6           7,629
Options expired....................................       5           8,633
Options exercised..................................      --              --
                                                     ------     -----------
Options outstanding at April 30, 2006..............      (2)    $    (2,418)
                                                     ======     ===========

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the agreement, SAAMCo provides continuous supervision of each Fund's portfolio and administrative affairs, subject to general review by the Board of Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee paid to SAAMCo with respect to each Fund is computed daily and payable monthly is as follows: 0.65% of the average daily net assets of the High Watermark Funds, and the Long Horizon Fund; and 0.60% of the average daily net assets of the Short Horizon Income Fund. If a High Watermark Fund's portfolio becomes completely and irreversibly invested in fixed income securities, the management fees for the Fund will be reduced to 0.40% for the remainder of the investment period.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2006 -- (unaudited)
        (continued)


   SAAMCo has delegated portfolio management to Trajectory Asset Management, LLC (the "Subadvisor"). The Subadvisor was retained by SAAMCo to manage the investment portfolio of the Funds, pursuant to the subadvisory agreement. The Subadvisor's fee will be 43% of the net management fees after reimbursements paid to SAAMCo. For a period not to exceed two years from the inception of the Trust, if the cumulative monthly subadvisory fees are less than 0.15% of the Trust's assets, the Subadvisor will receive a monthly draw of 0.15% on composite net assets within the Trust. Future subadvisory fees will be offset by the amount previously paid that exceeded the subadvisory fees earned, until such time that the excess is recouped by SAAMCo. Payments to the Subadvisor for its services are made by SAAMCo, not by the Funds.

   SAAMCo has contractually agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below the following percentages of each Fund's average net assets. The expense reimbursements and fee waivers will continue indefinitely, subject to termination by the Trustees, including a majority of Independent Trustees.

Fund                         Percentage
----                         ----------
2010 High Watermark Class A.    1.65%
2010 High Watermark Class C.    2.30
2010 High Watermark Class I*    1.18
2015 High Watermark Class A.    1.65
2015 High Watermark Class C.    2.30
2015 High Watermark Class I*    1.18
2020 High Watermark Class A.    1.65
2020 High Watermark Class C.    2.30
2020 High Watermark Class I*    1.18
Long Horizon Class A........    1.30
Long Horizon Class C........    1.95
Short Horizon Income Class A    1.25
Short Horizon Income Class C    1.90

* Prior to January 1, 2005, SAAMCo had contractually agreed to waive fees or reimburse expenses, if necessary, to keep Class I operating expenses for each Fund at or below 1.15%, of each class' average net assets.

   Further, any waivers or reimbursements made by SAAMCo with respect to a Fund are subject to recoupment from that Fund within the following two years, provided that the Fund is able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations.

   For the period ended April 30, 2006, SAAMCo has agreed to reimburse expenses as follows:

Fund                         SAAMCO
----                         ------
2010 High Watermark Class A. $53,946
2010 High Watermark Class C.  61,947
2010 High Watermark Class I.  63,051
2015 High Watermark Class A.  32,807
2015 High Watermark Class C.  20,489
2015 High Watermark Class I.  48,936
2020 High Watermark Class A.  29,849
2020 High Watermark Class C.  15,020
2020 High Watermark Class I.  26,834
Long Horizon Class A........  57,279
Long Horizon Class C........   5,669
Short Horizon Income Class A  57,281
Short Horizon Income Class C   5,660

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2006 -- (unaudited)
        (continued)


   At April 30, 2006, expenses previously waived or reimbursed by SAAMCo that are subject to recoupment are as follows:

                                 Other
                                Expenses
Fund                           Reimbursed
----                         --------------
2010 High Watermark.........    $370,353
2015 High Watermark.........     374,956
2020 High Watermark.........     401,467
Long Horizon................      55,151
Short Horizon Income........      55,124

                             Class Specific
                                Expenses
Fund                           Reimbursed
----                         --------------
2010 High Watermark Class A.    $ 79,616
2010 High Watermark Class C.      80,336
2010 High Watermark Class I.      84,711
2015 High Watermark Class A.      62,184
2015 High Watermark Class C.      47,253
2015 High Watermark Class I.      66,341
2020 High Watermark Class A.      47,219
2020 High Watermark Class C.      35,299
2020 High Watermark Class I.      35,895
Long Horizon Class A........       4,853
Long Horizon Class C........       2,944
Short Horizon Income Class A       4,872
Short Horizon Income Class C       2,945

   For the period ended April 30, 2006, SAAMCo did not recoup any previous waivers or reimbursements on the High Watermark Funds, Long Horizon Fund and Short Horizon Income Fund.

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares "(distribution expense") in accordance with a plan adopted by the investment company's Trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan" and the "Class C Plan." In adopting the Distribution Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A and Class C Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended April 30, 2006, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, SACS is paid a fee of 0.25% of average net assets of Class I shares in compensation for providing additional shareholder services to Class I shareholders. For the period ended April 30, 2006, SACS earned fees (see Statement of Operations) based upon aforementioned rates.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2006 -- (unaudited)
        (continued)


   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. SACS has advised the Funds that for the period ended April 30, 2006, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                    Class A                    Class A       Class C
                     -------------------------------------- ------------- -------------
                                                             Contingent    Contingent
                      Sales     Affiliated   Non-affiliated   Deferred      Deferred
Fund                 Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges
----                 -------- -------------- -------------- ------------- -------------
2010 High Watermark. $711,966    $316,258       $309,403       $1,892        $23,635
2015 High Watermark.  676,707     203,666        369,432          477         10,506
2020 High Watermark.  309,184     109,072        154,139           31            836
Long Horizon........       23          --             23           --             --
Short Horizon Income       10          --             10           --             --

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended April 30, 2006, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                          Payable at
Fund                           Expenses April 30, 2006
----                           -------- --------------
2010 High Watermark Class A... $151,138    $24,505
2010 High Watermark Class C...  162,401     26,030
2010 High Watermark Class I...   27,625      4,765
2015 High Watermark Class A...   76,458     13,876
2015 High Watermark Class C...   42,282      7,603
2015 High Watermark Class I...   21,876      4,047
2020 High Watermark Class A...   30,259      5,413
2020 High Watermark Class C...   12,352      2,329
2020 High Watermark Class I...    8,501      1,601
Long Horizon Class A..........    1,437        358
Long Horizon Class C..........       73         18
Short Horizon Income Class A..    1,456        369
Short Horizon Income Class C..       74         18

   At April 30, 2006, VALIC, an indirect wholly-owned subsidiary of AIG, owned 99.61%, 99.53% and 98.83% of the outstanding shares of the 2010 High Watermark Fund Class I, 2015 High Watermark Fund Class I and the 2020 High Watermark Fund Class I, respectively. At April 30, 2006, SAAMCo, an indirect wholly-owned subsidiary of AIG, owned 99.98% and 98.71% of the outstanding Class A shares of Long Horizon Fund and Short Horizon Income Fund, respectively. At April 30, 2006, SAAMCo owned 99.97% and 99.61% of the outstanding Class C shares of Long Horizon Fund and Short Horizon Income Fund, respectively.

Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended April 30, 2006 were as follows:

                                             2010           2015           2020        Long         Short
                                        High Watermark High Watermark High Watermark  Horizon   Horizon Income
                                             Fund           Fund           Fund        Fund          Fund
                                        -------------- -------------- -------------- ---------- --------------
Purchases of U.S. government securities  $20,674,550    $15,618,740     $6,959,042   $2,088,895   $2,670,374
Sales of U.S. government securities....   18,755,084         62,584         47,140      504,860      701,992

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2006 -- (unaudited)
        (continued)


Note 5. Federal Income Taxes

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                   2010           2015           2020         Long         Short
                                              High Watermark High Watermark High Watermark   Horizon   Horizon Income
                                                   Fund           Fund           Fund         Fund          Fund
                                              -------------- -------------- -------------- ----------  --------------
Cost.........................................  $312,945,347   $147,570,680   $54,089,077   $2,175,235    $2,175,318
                                               ============   ============   ===========   ==========    ==========
Appreciation.................................         4,341          1,703           885          877           712
Depreciation.................................    (7,945,545)    (4,606,595)   (2,022,816)     (86,743)      (15,509)
                                               ------------   ------------   -----------   ----------    ----------
Unrealized appreciation (depreciation) -- net  $ (7,941,204)  $ (4,604,892)  $(2,021,931)  $  (85,866)   $  (14,797)
                                               ============   ============   ===========   ==========    ==========

   The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from Section 1256 contracts and amortization of organizational costs.

                             Distributable Earnings            Tax Distributions
                    ---------------------------------------  ----------------------
                                  For the year ended October 31, 2005
                    ---------------------------------------------------------------
                                 Long-term      Unrealized
                     Ordinary  Gains/Capital   Appreciation  Ordinary   Long-term
Fund                  Income   Loss Carryover (Depreciation)  Income  Capital Gains
----                ---------- -------------- -------------- -------- -------------
2010 High Watermark $3,753,169   $1,084,477    $(5,217,712)  $802,547   $528,179
2015 High Watermark  1,513,512      528,397     (1,473,797)   180,810    136,243
2020 High Watermark    540,017      198,974       (347,407)    49,181     33,683

                      Tax Distributions
                     For the year ended
                      October 31, 2004
                    ---------------------
                    Ordinary  Long-Term
Fund                 Income  Capital Gain
----                -------- ------------
2010 High Watermark   $--        $--
2015 High Watermark    --         --
2020 High Watermark    --         --

   For the year ended October 31, 2005, there were no reclassifications arising from book/tax differences that resulted in increases (decreases) to the components of net assets.

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                               2010 High Watermark Fund
                        -----------------------------------------------------------------------------------------------------
                                              Class A                                            Class C
                        --------------------------------------------------  -------------------------------------------------
                                 For the                                             For the
                            six months ended               For the              six months ended              For the
                             April 30, 2006              year ended              April 30, 2006              year ended
                               (unaudited)            October 31, 2005             (unaudited)            October 31, 2005
                        ------------------------  ------------------------  ------------------------  -----------------------
                          Shares       Amount       Shares       Amount       Shares       Amount       Shares      Amount
                        ----------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
Shares sold............  1,509,904  $ 15,608,156   9,373,202  $ 96,566,505   1,616,687  $ 16,677,327  9,764,674  $100,431,806
Reinvested shares......    242,333     2,498,450      59,840       618,742     184,193     1,899,035     46,857       484,501
Shares redeemed........ (1,894,450)  (19,597,082) (1,577,934)  (16,268,213) (2,492,293)  (25,731,886)  (872,216)   (8,992,032)
                        ----------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
Net increase (decrease)   (142,213) $ (1,490,476)  7,855,108  $ 80,917,034    (691,413) $ (7,155,524) 8,939,315  $ 91,924,275
                        ==========  ============  ==========  ============  ==========  ============  =========  ============

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2006 -- (unaudited)
        (continued)


                                   2010 High Watermark Fund
                        ---------------------------------------------
                                           Class I
                        ---------------------------------------------
                               For the             For the period
                           six months ended      February 18, 2005+
                            April 30, 2006             through
                             (unaudited)          October 31, 2005
                        ---------------------  ----------------------
                         Shares      Amount      Shares      Amount
                        --------  -----------  ---------  -----------
Shares sold............  399,160  $ 4,135,537  2,269,605  $23,376,679
Reinvested shares......   59,946      618,648         --           --
Shares redeemed........ (112,511)  (1,167,254)   (60,358)    (626,812)
                        --------  -----------  ---------  -----------
Net increase (decrease)  346,595  $ 3,586,931  2,209,247  $22,749,867
                        ========  ===========  =========  ===========

                                                           2015 High Watermark Fund
                        ----------------------------------------------------------------------------------------------
                                            Class A                                         Class C
                        ----------------------------------------------  ----------------------------------------------
                                For the                                         For the
                           six months ended             For the            six months ended             For the
                            April 30, 2006            year ended            April 30, 2006            year ended
                              (unaudited)          October 31, 2005           (unaudited)          October 31, 2005
                        ----------------------  ----------------------  ----------------------  ----------------------
                          Shares      Amount      Shares      Amount      Shares      Amount      Shares      Amount
                        ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
Shares sold............ 1,958,267  $21,492,412  4,474,414  $48,052,843  1,048,398  $11,477,497  2,669,012  $28,520,111
Reinvested shares......   119,283    1,308,537     18,534      197,940     46,935      514,406      7,560       80,740
Shares redeemed........  (466,890)  (5,134,170)  (218,793)  (2,367,727)  (279,603)  (3,069,206)  (118,372)  (1,285,051)
                        ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
Net increase (decrease) 1,610,660  $17,666,779  4,274,155  $45,883,056    815,730  $ 8,922,697  2,558,200  $27,315,800
                        =========  ===========  =========  ===========  =========  ===========  =========  ===========

                                  2015 High Watermark Fund
                        -------------------------------------------
                                          Class I
                        -------------------------------------------
                              For the            For the period
                          six months ended     February 18, 2005+
                           April 30, 2006            through
                            (unaudited)         October 31, 2005
                        -------------------  ----------------------
                         Shares    Amount      Shares      Amount
                        -------  ----------  ---------  -----------
Shares sold............ 576,850  $6,332,877  1,534,236  $16,529,168
Reinvested shares......  43,655     478,893         --           --
Shares redeemed........ (82,389)   (908,590)   (16,812)    (186,514)
                        -------  ----------  ---------  -----------
Net increase (decrease) 538,116  $5,903,180  1,517,424  $16,342,654
                        =======  ==========  =========  ===========

                                                        2020 High Watermark Fund
                        ---------------------------------------------------------------------------------------
                                           Class A                                      Class C
                        ---------------------------------------------  ----------------------------------------
                               For the                                       For the
                           six months ended            For the           six months ended         For the
                            April 30, 2006           year ended           April 30, 2006         year ended
                             (unaudited)          October 31, 2005         (unaudited)        October 31, 2005
                        ---------------------  ----------------------  -------------------  -------------------
                         Shares      Amount      Shares      Amount     Shares    Amount     Shares    Amount
                        --------  -----------  ---------  -----------  -------  ----------  -------  ----------
Shares sold............  789,349  $ 8,822,059  1,746,918  $18,952,251  397,712  $4,438,943  750,165  $8,111,109
Reinvested shares......   49,392      553,189      5,198       55,935   13,150     147,271    2,252      24,228
Shares redeemed........ (204,178)  (2,286,262)   (49,915)    (541,500) (67,308)   (755,035) (49,255)   (541,539)
                        --------  -----------  ---------  -----------  -------  ----------  -------  ----------
Net increase (decrease)  634,563  $ 7,088,986  1,702,201  $18,466,686  343,554  $3,831,179  703,162  $7,593,798
                        ========  ===========  =========  ===========  =======  ==========  =======  ==========

                                2020 High Watermark Fund
                        ----------------------------------------
                                         Class I
                        ----------------------------------------
                              For the           For the period
                          six months ended    February 18, 2005+
                           April 30, 2006          through
                            (unaudited)        October 31, 2005
                        -------------------  -------------------
                         Shares    Amount     Shares    Amount
                        -------  ----------  -------  ----------
Shares sold............ 266,960  $2,992,875  549,913  $6,026,525
Reinvested shares......  15,921     178,466       --          --
Shares redeemed........ (13,993)   (156,214) (13,458)   (148,982)
                        -------  ----------  -------  ----------
Net increase (decrease) 268,888  $3,015,127  536,455  $5,877,543
                        =======  ==========  =======  ==========

--------
+  Inception date of Class.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2006 -- (unaudited)
        (continued)

                                Long Horizon Fund
                        ----------------------------------
                             Class A           Class C
                        ------------------ ---------------
                          For the period   For the period
                           12/30/2005@       12/30/2005@
                             through           through
                          April 30, 2006   April 30, 2006
                           (unaudited)       (unaudited)
                        ------------------ ---------------
                        Shares    Amount   Shares  Amount
                        ------- ---------- ------ --------
Shares sold............ 200,144 $2,000,430 10,003 $100,030
Reinvested shares......      --         --     --       --
Shares redeemed........      --         --     --       --
                        ------- ---------- ------ --------
Net increase (decrease) 200,144 $2,000,430 10,003 $100,030
                        ======= ========== ====== ========

                            Short Horizon Income Fund
                        ----------------------------------
                             Class A           Class C
                        ------------------ ---------------
                          For the period   For the period
                           12/30/2005@       12/30/2005@
                             through           through
                          April 30, 2006   April 30, 2006
                           (unaudited)       (unaudited)
                        ------------------ ---------------
                        Shares    Amount   Shares  Amount
                        ------- ---------- ------ --------
Shares sold............ 202,607 $2,025,944 10,039 $100,394
Reinvested shares......      --         --     --       --
Shares redeemed........      --         --     --       --
                        ------- ---------- ------ --------
Net increase (decrease) 202,607 $2,025,944 10,039 $100,394
                        ======= ========== ====== ========

--------
@  Commencement of operations
+  Inception date of Class

Note 7. Line of Credit

   AIG Series Trust has established a $10 million committed secured line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed secured line of credit which is included in other expenses on the Statement of Operations. Borrowings under the committed secured line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. This committed secured line of credit was not used during the period ended April 30, 2006.

Note 8. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended April 30, 2006, none of the Funds participated in this program.

Note 9. Trustees Retirement Plan

   The Trustees of AIG Series Trust have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the AIG SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2006 -- (unaudited)
        (continued)

   amounts credited under the preceding clause during prior years is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expense line on the Statement of Assets and Liabilities and the Amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                     Retirement Retirement Retirement
                        Plan       Plan       Plan
                     Liability   Expense    Payments
                     ---------- ---------- ----------
Fund                       As of April 30, 2006
----                 --------------------------------
2010 High Watermark.   $2,464     $1,152      $--
2015 High Watermark.      621        389       --
2020 High Watermark.      221        143       --
Long Horizon........        7          7       --
Short Horizon Income        7          7       --

Note 10. Other Information

   On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of the Adviser and the Distributor announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-l and 13b2-l promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

   AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
   Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including the Adviser and the Distributor, to continue to serve as investment adviser and principal underwriter of the Funds. The Adviser and Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to receipt of permanent relief, the Adviser and the Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform investment advisory and underwriting services, respectively, services relating to the Funds.

Note 11. Subsequent Event

   On May 23, 2006, the Board of Trustees of the Funds considered and approved an amendment to the Short Horizon Income Fund's dividend policy. Previously, the Short Horizon Income Fund's policy was to pay income dividends and capital gains distributions, if any, at least annually. The Short Horizon Income Fund's new policy is as follows: dividends from net investment income, if any, are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually.

        AIG Series Trust
        TRUSTEE AND OFFICER INFORMATION -- (unaudited)


The following table contains basic information regarding the Trustees who oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                                   Number of
                                Position     Term of                                                Funds in
            Name,              Held With    Office and                                            Fund Complex
         Address and           SunAmerica   Length of             Principal Occupations           Overseen by
       Date of Birth*           Complex   Time Served(4)           During Past 5 Years             Trustee(1)
-----------------------------  ---------- -------------- ---------------------------------------- ------------
Jeffrey S. Burum                Trustee    2004-present  Founder and CEO of National Housing           42
DOB: February 27, 1963                                   Development Corp.; Founder, Owner
                                                         and Partner of Colonies Crossroads, Inc.
                                                         (January 2000 to present); Owner and
                                                         Managing Member of Diversified
                                                         Pacific Development Group, LLC (June
                                                         1990 to present).

Dr. Judith L. Craven            Trustee    2004-present  Retired.                                      90
DOB: October 6, 1945




William F. Devin                Trustee    2004-present  Retired.                                      90
DOB: December 30, 1938

Samuel M. Eisenstat             Chairman   2004-present  Attorney, solo practitioner.                  52
DOB: March 7, 1940              of the
                                Board

Stephen J. Gutman               Trustee    2004-present  Senior Associate, Corcoran Group (Real        52
DOB: May 10, 1943                                        Estate) (October 2003-present); Partner
                                                         and Member of Managing Directors,
                                                         Beau Brummell-Soho, LLC (licensing of
                                                         menswear specialty retailing and other
                                                         activities) (June 1988 to present).

Peter A. Harbeck(3)             Trustee    2004-present  President, CEO and Director, AIG              99
DOB: January 23, 1954                                    SunAmerica Asset Management Corp.
                                                         ("SAAMCo") (August 1995 to present);
                                                         Director, AIG SunAmerica Capital
                                                         Services, Inc. ("SACS") (August 1993 to
                                                         present); President and CEO, AIG
                                                         Advisor Group, Inc. (June 2004 to
                                                         present).

William J. Shea                 Trustee    2004-present  President and CEO, Conseco, Inc.              52
DOB: February 9, 1948                                    (Financial Services) (2001 to 2004);
                                                         Chairman of the Board of Centennial
                                                         Technologies, Inc. (1998 to 2001); Vice
                                                         Chairman, Bank Boston Corp. (1993 to
                                                         1998)


            Name,
         Address and                      Other Directorships
       Date of Birth*                     Held by Trustee(2)
-----------------------------  ------------------------------------------
Jeffrey S. Burum               None
DOB: February 27, 1963






Dr. Judith L. Craven           Director, A.G. Belo Corporation (1992
DOB: October 6, 1945           to present); Director, Sysco Corporation
                               (1996 to present); Director, Luby's Inc.
                               (1998 to present); Director, University of
                               Texas Board of Regents (2001-Present).

William F. Devin               Member of the Board of Governors,
DOB: December 30, 1938         Boston Stock Exchange (1985-Present).

Samuel M. Eisenstat            Director, North European Oil Royalty
DOB: March 7, 1940             Trust.


Stephen J. Gutman              None
DOB: May 10, 1943





Peter A. Harbeck(3)            None
DOB: January 23, 1954







William J. Shea                Chairman of the Board, Royal and
DOB: February 9, 1948          SunAlliance, U.S.A., Inc. (March 2005
                               to present); Director, Boston Private
                               Holdings (October 2004 to present).



        AIG Series Trust
        TRUSTEE AND OFFICER INFORMATION -- (unaudited) (continued)

                                                                                           Number of
                        Position     Term of                                                Funds in
        Name,          Held With    Office and                                            Fund Complex
     Address and       SunAmerica   Length of             Principal Occupations           Overseen by  Other Directorships
    Date of Birth*      Complex   Time Served(4)           During Past 5 Years             Trustee(1)  Held by Trustee(2)
---------------------- ---------- -------------- ---------------------------------------- ------------ -------------------

OFFICERS
Vincent M. Marra       President   2004-present  Senior Vice President and Chief              N/A      N/A
DOB: May 28, 1950                                Operation Officer, SAAMCo (February
                                                 2003-present); Chief Administrative
                                                 Officer, Chief Operating Officer and
                                                 Chief Financial Officer, Carret & Co.,
                                                 LLC (June 2002 to February 2003);
                                                 President and Chief Operating Officer,
                                                 Bowne Digital Solutions (1999 to May
                                                 2002)

Donna M. Handel        Treasurer   2004-present  Senior Vice President, SAAMCo                N/A      N/A
DOB: June 25, 1966                               (December 2004 to present); Vice
                                                 President, SAAMCo (1997 to December
                                                 2004); Assistant Treasurer (1993 to
                                                 2002)

Gregory N. Bressler    Secretary   September     Senior Vice President and General            N/A      N/A
DOB: November 17, 1966 and Chief   2005-present  Counsel, SAAMCo (June 2005 to
                       Legal                     Present); Vice President and Director of
                       Officer                   U.S. Asset Management Compliance,
                                                 Goldman Sachs Asset Management, L.P.
                                                 (June 2004 to June 2005); Deputy
                                                 General Counsel, Credit Suisse Asset
                                                 Management, LLC. (June 2002-June
                                                 2004); Counsel, Credit Suisse Asset
                                                 Management, LLC (January 2000-June
                                                 2002).

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (17 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (36 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios), AIG Series Trust (6 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 Fund) and SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 Fund).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Trustee, as defined within the Investment Company Act of 1940, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan as discussed in Note 9 of the financial statements.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees         Investment Adviser                       DISCLOSURE OF QUARTERLY
 Jeffrey S. Burum                                                   PORTFOLIO HOLDINGS
 Dr. Judith L. Craven         AIG SunAmerica Asset Management Corp. The Trust is required to
 William F. Devin           Harborside Financial                    file on Form N-Q, its
 Samuel M. Eisenstat          Center                                complete schedule of
 Stephen J. Gutman          3200 Plaza 5                            portfolio holdings with
 Peter A. Harbeck           Jersey City, NJ                         the U.S. Secu-rities and
 William J. Shea              07311-4992                            Exchange Commission for
                                                                    its first and third
Officers                   Distributor                              fiscal quarters. Once
 Vincent M. Marra,          AIG SunAmerica Capital                  filed, the Trust's Form
   President                  Services, Inc.                        N-Q will be available
 Donna M. Handel,           Harborside Financial                    without charge on the
   Treasurer                  Center                                U.S. Securities and
 J. Steven Neamtz, Vice     3200 Plaza 5                            Exchange Commission
   President                Jersey City, NJ                         website at www.sec.gov.
 Gregory N. Bressler,         07311-4992                            You can also obtain
   Chief Legal Officer                                              copies of Form N-Q by
   and Secretary           Shareholder Servicing                    (i) visiting the U.S.
 Nori L. Gabert, Vice      Agent                                    Securities and Ex-change
   President and            AIG SunAmerica Fund                     Commission Public
   Assistant Secretary        Services, Inc.                        Reference Room in
 Cynthia Gibbons, Vice      Harborside Financial                    Washington DC
   President and Chief        Center                                (information on the
   Compliance Officer       3200 Plaza 5                            operation of the Public
 Gregory R. Kingston,       Jersey City, NJ                         Reference Room may be
   Vice President and         07311-4992                            obtained by calling
   Assistant Treasurer                                              1-800-SEC-0330); (ii)
 Corey A. Issing,          Custodian and Transfer                   sending your request and
   Assistant Secretary     Agent                                    a duplicating fee to the
                            State Street Bank and                   U.S. Securities and
                              Trust Company                         Exchange Commission
                            P.O. Box 419572                         Public Reference Room,
                            Kansas City, MO                         Washington, DC 20549-0102
                              64141-6572                            or (iii) sending your
                                                                    request electronically to
                           VOTING PROXIES ON FUND                   www.publicinfo.sec.gov.
                           PORTFOLIO SECURITIES
                           A description of the                     PROXY VOTING RECORD ON
                           policies and proce-dures                 FUND PORTFOLIO SECURITIES
                           that the Trust uses to                   Information regarding how
                           determine how to vote                    AIG Series Trust voted
                           proxies related to                       proxies related to
                           securities held in the                   securities held in the
                           Fund's portfolio which is                Fund's portfolio's during
                           available in the Trust's                 the twelve month period
                           Statement of Additional                  ended June 30, 2005 is
                           Information, may be                      available without charge,
                           ob-tained without charge                 upon request, by calling
                           upon request, by calling                 (800) 858-8850 or on the
                           (800) 858-8850. The                      U.S. Secu-rities and
                           in-formation is also                     Exchange Commission
                           available from the EDGAR                 web-site at
                           database on the U.S.                     http://www.sec.gov.
                           Secu-rities and Exchange
                           Commission's website at                  This report is submitted
                           http://www.sec.gov.                      solely for the general
                                                                    information of
                                                                    shareholders of the Fund.
                                                                    Distribution of this
                                                                    report to persons other
                                                                    than shareholders of the
                                                                    Fund is authorized only
                                                                    in connection with a
                                                                    currently effective
                                                                    prospectus, setting forth
                                                                    details of the Fund,
                                                                    which must precede or
                                                                    accompany this report.

                                                                    The accompanying report
                                                                    has not been audited by
                                                                    independent accountants
                                                                    and accordingly no
                                                                    opinion has been
                                                                    expressed thereon.

                                    [GRAPHIC]



                                    [GRAPHIC]



[LOGO] AIG SunAmerica
    Mutual Funds
Distributed by:
AIG SunAmerica Capital Services, Inc.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before investing.

www.sunamericafunds.com

HWSAN-4/06

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)  (1) Not applicable.

     (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

     (3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust


By: /s/ Vincent M. Marra
    ------------------------------------
Vincent M. Marra
President

Date: July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Vincent M. Marra
    ------------------------------------
Vincent M. Marra
President

Date: July 7, 2006


By: /s/ Donna M. Handel
    ------------------------------------
Donna M. Handel
Treasurer

Date: July 7, 2006